Intangible assets (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 600
Total intangible assets, net	$ 600	$ 1,132